Risk management and financial instruments (Restated) - By Maturity (Details) - Not Designated as Hedging Instrument	Dec. 31, 2016 USD ($)
May 2012 - May 2017
Derivative [Line Items]
Outstanding principal	$ 100,000,000
Pay rate	2.74%
June 2012 - June 2017
Derivative [Line Items]
Outstanding principal	$ 200,000,000
Pay rate	2.57%
June 2012 - June 2017
Derivative [Line Items]
Outstanding principal	$ 100,000,000
Pay rate	2.56%
Aug 2012 - Aug 2017
Derivative [Line Items]
Outstanding principal	$ 100,000,000
Pay rate	2.17%
Aug 2012 - Aug 2017
Derivative [Line Items]
Outstanding principal	$ 100,000,000
Pay rate	2.17%
Dec 2012 - Dec 2019
Derivative [Line Items]
Outstanding principal	$ 100,000,000
Pay rate	1.15%
Mar 2016 - Mar 2021
Derivative [Line Items]
Outstanding principal	$ 200,000,000
Pay rate	2.92%